Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 69,868	$ 24,271
Trade and other receivables (note 5)	1,493	1,681
Inventory	59	21
Prepaid expenses and other current assets (note 6)	3,308	1,913
Total current assets	74,728	27,886
Restricted cash equivalents	328	338
Right of use assets	102	157
Property, plant and equipment	38	22
Identifiable intangible assets	541	59
Other assets	82
Goodwill	8,533	8,815
Total Assets	84,352	37,277
Current liabilities
Payables and accrued liabilities (note 7)	1,848	2,199
Current portion of provisions (note 8)	85	92
Income taxes	383	395
Current portion of deferred revenues	2,125	2,193
Current portion of lease liabilities	106	135
Total current liabilities	4,547	5,014
Deferred revenues	3,314	3,289
Lease liabilities	12	49
Employee future benefits (note 9)	14,867	15,435
Provisions (note 8)	265	279
Total liabilities	23,005	24,066
SHAREHOLDERS’ EQUITY
Share capital (note 10)	293,347	235,008
Warrants (note 10)	5,103	12,402
Other capital (note 10)	89,750	89,505
Deficit	(326,229)	(322,659)
Accumulated other comprehensive loss (“AOCI”)	(624)	(1,045)
Total shareholders’ equity	61,347	13,211
Total liabilities and shareholders’ equity	$ 84,352	$ 37,277